SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details)	Dec. 31, 2022 USD ($)
Monterey Capital Acquisition Corporation | Overallotment liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Liability, fair value	$ 52,147